SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
SHARE CAPITAL

12. SHARE CAPITAL

The authorized share capital of the Company is comprised of the following:

Unlimited number of Subordinate Shares

●	1 vote per share (except that Limited Voting Shares have no rights to vote for directions).
●	Trading on the CSE under the symbol “AYR.A” and the OTC under the symbol “AYRWF”.

Unlimited Number of Multiple Voting Shares

●	25 votes per share.
●	Convertible into Subordinate Shares on a one-for-one basis. The shares are mandatorily converted into Subordinate Shares at the earlier of: (i) the date on which the aggregate number of Multiple Voting Shares has been reduced to less than 33 1/3% of those issued and outstanding on the first date of issuance thereof, and (ii) the date that is five years from the date of closing of the Qualifying Transaction.
●	Not traded on the CSE.

A summary of the outstanding share capital of the Company as of December 31, 2021, is comprised of the activity below. For additional shares reserved for issuance refer to Note 14 for stock-based compensation.

Initial Public Offering

On December 21, 2017, the Company completed its Offering and issued the following:

●	12,500,000 Class A Restricted Voting Units, along with 975,000 Class A Restricted Voting Units upon exercise of an over-allotment option granted to the Underwriter, totaling 13,475,000 Class A Restricted Voting Units.
●	3,696,486 Class B Shares to the Sponsor net of transaction costs and forfeitures.

Qualifying Transaction

On May 24, 2019, the Company completed its Qualifying Transaction. As a result,

●	13,474,000 Class A Restricted Voting Shares, which were previously classified as liabilities, were converted into Subordinate Shares. 1,000 of the Class A Restricted Voting shares were redeemed.
●	3,696,486 Class B Shares were converted into Multiple Voting Shares.
●	7,983,887 Exchangeable Shares of CSAC AcquisitionCo were issued as part of the purchase consideration of the Qualifying Transaction.

Post Qualifying Transaction

The following activity occurred subsequent to the Qualifying Transaction:

●	13,076,097 Subordinate Shares were issued in connection with the exercise of Warrants. Issued in connection with the exercise of Warrants were:

12. SHARE CAPITAL (Continued)

Post Qualifying Transaction (continued)

1.	298,200 shares related to an early exercise period commencing from July 15, 2019 until July 26, 2019 (“2019 Early Exercise Period”), 3,000,001 shares related to a warrant incentive program commencing on November 24, 2020 until December 8, 2020 (“2020 Incentive Program “), and 6,203,342 shares related to a warrant incentive program commencing on August 31, 2021 until September 30, 2021 (“2021 Incentive Program”).
2.	1,031,270 Warrants granted related to 670,591 shares exercised through a cashless conversion feature.
3.	57,224 Warrants forfeited on September 30, 2021 related to the 2021 Warrant Incentive Program.
●	389,905 Exchangeable Shares were issued as part of the make-whole provision liability as of November 20, 2019 and 614,515 Exchangeable Shares were issued as part of the make-whole provision liability on May 18, 2020.
●	1,370,170 Subordinate Shares were issued in connection with the conversion of 13,701,700 Rights, which were each redeemed for one tenth (1/10) of one Subordinate Share. Rights (“Rights”) were trading on the CSE under the symbol “AYR.RT” until they expired on May 25, 2021.
●	88,900 Subordinate Shares were repurchased and cancelled, and 568,300 Subordinates Shares were repurchased and held as a result of the Company’s stock repurchase program. The program allows purchasing up to 5% of the total issued and outstanding Subordinate Shares during each twelve-month period through the facilities of the CSE and other marketplaces.
o	On October 1, 2019, the Company commenced a stock repurchase program where 7,400 Subordinate Shares were repurchased and cancelled, and 63,800 Subordinate Shares were repurchased and are held by the Company as treasury shares. The program ended on September 30, 2020.
o	On August 25, 2021, the Company commenced a stock repurchase program where 81,500 Subordinate Shares were repurchased and cancelled, and 504,000 Subordinate Shares are held by the Company as treasury shares, as of December 31, 2021. 499,500 of repurchased Subordinate Shares cleared after December 31, 2021.
●	9,011,831 Exchangeable Shares were converted into Subordinate Shares as of December 31, 2021.
●	On January 14, 2021, the Company closed its equity offering of 4,600,000 Subordinate Shares at a price of $34.25CDN per share for total gross proceeds of approximately $123.7 ($157.6CDN) million, net of $5.7 ($7.2CDN) million of commission and expenses.
●	In relation to the exercise of 1,916,045 RSUs, 925,919 Subordinate Shares were issued due to net settlement.
●	37,234 Subordinate Shares were issued in connection with options exercised as of December 31, 2021.

Post Qualifying Transaction Combinations and Acquisitions

The following activity occurred subsequent to the Qualifying Transaction that relate to business combinations and asset acquisitions:

●	As part of the Q4 2020 Acquisitions, the Company issued:
o	128,265 Subordinate Shares of Ayr as part of the purchase consideration of the DocHouse Transaction.
o	1,310,041 Exchangeable Shares of CSAC PA as part of the purchase consideration of the CannTech PA Transaction.

12. SHARE CAPITAL (Continued)

Post Qualifying Transaction Combinations and Acquisitions (continued)

●	As part of the Q1 2021 Acquisitions, the Company issued:
o	12,746,822 Subordinate Shares as part of the purchase consideration of Liberty.
o	4,570,434 Exchangeable Shares as part of the purchase consideration of Oasis. 2.0 million of the shares are in escrow and payable upon reaching certain cultivation targets at the facility under development.
●	As part of the Q3 2021 Acquisition, the Company issued:
o	1,511,334 Subordinate Shares as part of the purchase consideration of GSD NJ LLC.
●	As part of the Q4 2021 Acquisition, the Company issued:
o	814,329 Subordinate Shares as part of the purchase consideration of PA Natural.

On November 4, 2020, the Company created two new share classes, Restricted Voting Shares and Limited Voting Shares, including applying terms to such shares similar to those applicable to the existing Subordinate Voting Shares (except that Limited Voting Shares have no rights to vote for directors), and amended the terms of the existing Multiple Voting Shares and existing Subordinate Voting Shares by amending the requirements on who may hold Subordinate Voting Shares, which is limited to non-US persons. The amendment in share structure was designed to seek to ensure Ayr’s status as a Foreign Private Issuer.

Warrants

Warrants issued and outstanding are each exercisable on a one-for-one basis into Subordinate Shares. The fair value of each outstanding Warrant is $0.62. Each Warrant became exercisable for one Subordinate Share, at a price of $11.50CDN per share, commencing 65 days after the completion of the Qualifying Transaction (subject to adjustments, as further described below), and will expire on the day that is five years after the completion of the Qualifying Transaction (being May 24, 2024), or may expire earlier if the expiry date of the Warrants is accelerated. Such warrants were recorded as a component of shareholders’ equity, since they were denominated in the functional currency of Ayr. On October 27, 2021, Ayr amended the Warrant agreement to convert the exercise price to $9.07US.

For the 2019 Early Exercise Period and 2020 Incentive Program issuances, the Company made an incentive payment of $0.50CDN, resulting in an exercise price of $11.00CDN. For the 2021 Incentive Program issuances, the Company accelerated the expiration date of all Warrants other than those held by Mercer Park and made an incentive payment of $0.75CDN, resulting in an exercise price of $10.75CDN. Total cash proceeds from the exercise of Warrants for the years ended December 31, 2021 and 2020 was $55,691,685 and $48,489,148, respectively. The change in fair value of warrants related to the inducement of the 2021 Incentive Program and 2020 Incentive Program were $4.5 million and $7.0 million, respectively, which were fair valued using a Black-Scholes model and are treated as equity issuance cost.

12. SHARE CAPITAL (Continued)

Warrants (continued)

The average remaining life of Warrants is 2.4 years with an aggregate intrinsic value of $16.4 million. The number of Warrants outstanding as of December 31, 2021 and 2020 is:

	Number	Amount
Balance as of December 31, 2019	16,060,858	$9,979,446
Exercise of Warrants	(5,574,446)	(3,463,693)
Balance as of December 31, 2020	10,486,412	$6,515,753

Balance as of December 31, 2020	10,486,412	$6,515,753
Exercise of Warrants	(7,555,130)	(4,694,395)
Forfeitures of Warrants, due to expiration	(57,224)	(35,556)
Balance as of December 31, 2021	2,874,058	$1,785,802